Series D Preferred Stock (Details Narrative) - $ / shares	Jul. 27, 2022	May 19, 2022	Nov. 12, 2020
Class of Stock [Line Items]
Dividend description			Each share of Preferred Stock will be entitled, when, as and if declared, to a preferential per share quarterly dividend payment equal to the greater of (i) $1.00 per share or (ii) an amount equal to 1,000 times the dividend declared per share of Common Stock. Each share of Preferred Stock will entitle the holder thereof to 1,000 votes on all matters submitted to a vote of the stockholders of the Company. In the event of any merger, consolidation or other transaction in which shares of Common Stock are converted or exchanged, each share of Preferred Stock will be entitled to receive 1,000 times the amount received per one share of Common Stock
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Dividend description		On May 19, 2022, the Board declared a dividend of one one-thousandth of a share of Series D Preferred Stock, par value $0.01 per share (“Series D Preferred Stock”), for each outstanding share of Company’s Common Stock to stockholders of record at 5:00 p.m. Eastern Time on May 20, 2022
Dividend rate per share		$ 0.01
Description of stock split ratio	On July 27, 2022, at the Company’s 2022 Annual Meeting of Stockholders, the Company’s stockholders approved a proposal to authorize the Board, in its discretion but prior to July 26, 2023, to amend the Company’s Restated Certificate of Incorporation to effect a reverse stock split of all of the outstanding shares of the Company’s Common Stock, at a ratio in the range of 1-for-2 to 1-for-100, with such ratio to be determined by the Board, and all outstanding shares of Series D Preferred Stock were automatically redeemed
Preferred stock, shares outstanding	0